SUBSEQUENT EVENTS (Details) R$ / shares in Units, R$ in Millions, $ in Millions	Feb. 26, 2018 BRL (R$) R$ / shares	Feb. 14, 2018 BRL (R$) item	Jan. 08, 2018 shares	Jan. 31, 2018 USD ($) item T	Jan. 31, 2018 BRL (R$) item T
Repurchase of shares
SUBSEQUENT EVENTS
Authorization period			3 months
Repurchase of shares | Preferred shares (GGBR4 ) or American Depositary Receipts (ADRs)
SUBSEQUENT EVENTS
Shares authorized for repurchase | shares			10,000,000
Definitive sale agreement
SUBSEQUENT EVENTS
Number of processing units to be sold				2	2
Definitive sale agreement, total consideration				$ 92.5	R$ 292.5
Definitive sale agreement | Steel
SUBSEQUENT EVENTS
Production capacity (in tons) | T				700,000	700,000
Sale of hydroelectric plants
SUBSEQUENT EVENTS
Number of hydroelectric plants held for sale		2
Proceeds from sale of hydroelectric plants | R$		R$ 835.0
Installed capacity (in MW)		155
Dividends declared
SUBSEQUENT EVENTS
Dividends declared | R$	R$ 510.0
Dividends declared | Common shares
SUBSEQUENT EVENTS
Dividends declared (in R$ per share) | R$ / shares	R$ 0.03
Dividends declared | Preferred shares
SUBSEQUENT EVENTS
Dividends declared (in R$ per share) | R$ / shares	R$ 0.03